Subsequent Events (Detail) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended							3 Months Ended	9 Months Ended	0 Months Ended				0 Months Ended														0 Months Ended	3 Months Ended						3 Months Ended	9 Months Ended	3 Months Ended	0 Months Ended			3 Months Ended		0 Months Ended		0 Months Ended			0 Months Ended			3 Months Ended			0 Months Ended									0 Months Ended	3 Months Ended						0 Months Ended			3 Months Ended		0 Months Ended
	Jan. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 15, 2011 Class	Sep. 30, 2014 Common Stock ($0.01 par)	Aug. 31, 2014 Common Stock ($0.01 par)	Dec. 31, 2013 Common Stock ($0.01 par)	Sep. 30, 2014 NGP Holdings Incentive Units	Sep. 30, 2014 NGP Holdings Incentive Units	Jan. 29, 2014 Marcellus Joint Venture	Sep. 30, 2014 Marcellus Joint Venture	Jan. 29, 2014 Marcellus Joint Venture	Dec. 31, 2013 Marcellus Joint Venture	Apr. 17, 2014 Momentum Acquisition	Feb. 12, 2014 Momentum Acquisition MMcf_day acre	Feb. 12, 2014 Momentum Acquisition Washington County, Pennsylvania mi	Feb. 12, 2014 Momentum Acquisition Washington and Greene Counties, Pennsylvania in mi	Feb. 12, 2014 Momentum Acquisition Minimum Washington County, Pennsylvania in	Feb. 12, 2014 Momentum Acquisition Maximum Washington County, Pennsylvania in	Dec. 31, 2013 Senior Secured Revolving Credit Facility	Jan. 29, 2414 Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Sep. 30, 2014 Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Dec. 31, 2013 Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Apr. 25, 2013 Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Sep. 30, 2014 Letter of Credit Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Dec. 31, 2013 Letter of Credit Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Apr. 25, 2013 Letter of Credit Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Jan. 29, 2014 IPO	Mar. 31, 2014 IPO	Jan. 29, 2014 IPO	Jan. 29, 2014 IPO Mr. Daniel J. Rice III	Jan. 29, 2014 IPO Rice Partners	Jan. 29, 2014 IPO Incentive Unitholders	Jan. 29, 2014 IPO Rice Drilling B	Sep. 30, 2014 IPO Incentive Units	Sep. 30, 2014 IPO Incentive Units	Mar. 31, 2014 IPO Incentive Units Incentive Unitholders	Jan. 29, 2014 IPO Selling Stockholder	Jan. 29, 2014 IPO Underwriters of Initial Public Offering	Jan. 29, 2014 IPO NGP Holdings	Mar. 31, 2014 IPO NGP Holdings Incentive Units	Jan. 29, 2014 IPO Rice Holdings	Jan. 29, 2014 IPO Rice Energy Inc	Jan. 29, 2014 Subsequent Event	Mar. 10, 2014 Subsequent Event Debentures	Jan. 29, 2014 Subsequent Event Debentures	Jan. 29, 2014 Subsequent Event Debentures Class	Mar. 10, 2014 Subsequent Event Common Stock ($0.01 par) Debentures	Jan. 29, 2014 Subsequent Event Common Stock ($0.01 par) Debentures	Jan. 29, 2014 Subsequent Event Marcellus Joint Venture	Mar. 31, 2014 Subsequent Event Marcellus Joint Venture	Jan. 29, 2014 Subsequent Event Marcellus Joint Venture	Dec. 31, 2013 Subsequent Event Marcellus Joint Venture	Jan. 29, 2014 Subsequent Event Marcellus Joint Venture Adjustment	Feb. 12, 2014 Subsequent Event Momentum Acquisition acre MMcf_day	Feb. 12, 2014 Subsequent Event Momentum Acquisition Washington County, Pennsylvania mi	Feb. 12, 2014 Subsequent Event Momentum Acquisition Washington and Greene Counties, Pennsylvania mi in	Feb. 12, 2014 Subsequent Event Momentum Acquisition Minimum Washington County, Pennsylvania in	Feb. 12, 2014 Subsequent Event Momentum Acquisition Maximum Washington County, Pennsylvania in	Oct. 31, 2014 Subsequent Event Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Jan. 29, 2014 Subsequent Event Senior Secured Revolving Credit Facility Wells Fargo Bank N. A.	Jan. 29, 2014 Subsequent Event Letter of Credit	Jan. 29, 2014 Subsequent Event IPO	Mar. 31, 2014 Subsequent Event IPO	Jan. 29, 2014 Subsequent Event IPO	Jan. 29, 2014 Subsequent Event IPO Mr. Daniel J. Rice III	Jan. 29, 2014 Subsequent Event IPO Rice Partners	Jan. 29, 2014 Subsequent Event IPO Incentive Unitholders	Jan. 29, 2014 Subsequent Event IPO Rice Drilling B	Jan. 29, 2014 Subsequent Event IPO Selling Stockholder	Jan. 29, 2014 Subsequent Event IPO Underwriters of Initial Public Offering	Jan. 29, 2014 Subsequent Event IPO NGP Holdings	Mar. 31, 2014 Subsequent Event IPO NGP Holdings Incentive Units	Jan. 29, 2014 Subsequent Event IPO Rice Holdings	Jan. 29, 2014 Subsequent Event IPO Rice Energy Inc
Subsequent Event [Line Items]
Number of shares sold with the completion of the IPO																																	50,000,000										14,000,000	6,000,000				30,000,000																				50,000,000							14,000,000	6,000,000				30,000,000
Common Stock, par value per share										$ 0.01		$ 0.01																							$ 0.01																																			$ 0.01
Public offering price per share											$ 27.30																								$ 21.00																																			$ 21.00
Net proceeds of IPO																																	$ 992,600,000																																			$ 993,500,000
Net proceeds of IPO after deducting expenses and underwriting discounts and commissions																																											399,000,000					593,600,000																											399,000,000					593,600,000
Underwriting discounts and commissions																																											21,000,000					36,400,000																											21,000,000					36,400,000
Cash paid for acquisitions	3,300,000					1,000,000									100,000,000																																								100,000,000
Equity investment ownership percentage																		50.00%																																								50.00%												100.00%
Percentage of voting interests acquired																	50.00%																																								50.00%
Total consideration amount							10,000,000								322,000,000				111,400,000																																				322,000,000				300,000,000	110,000,000
Issuance of shares of common stock															9,523,810																																								9,523,810
Fair value of pre-existing equity investment															250,632,000																																								245,000,000
Gain on purchase of Marcellus joint venture		0	0	203,579,000	0										203,600,000																																									195,200,000
Fair value of natural gas properties																	343,000,000																																								320,000,000
Goodwill																	338,000,000																																								365,000,000
Ownership percentage																100.00%																																	100.00%
Deferred tax liability recorded																	17,933,000																																145,100,000
Common stock (shares)																																				2,356,844	20,000,000	160,831	1,728,852						43,452,550		20,300,923																								2,356,844	20,000,000	160,831	1,728,852			43,452,550		20,300,923
Compensation expense		26,418,000	0	101,695,000	0																													3,400,000						26,400,000	101,700,000	7,800,000																											3,400,000
Payment for pre-determined payout criteria													12,000,000	19,800,000																																4,400,000																																4,400,000
Shares converted into common stock																																																					433,073	1,671,800
Amount of converted debentures						255,000	11,332,000	0																																										5,000,000
Percentage of principal amount redeemed																																																			100.00%
Call premium redemption percentage																																																			50.00%
Additional cost to be paid if amounts not converted																																																			1,000,000
Number of different classes of warrants issued									2																																											2
Number of shares issued due to the exercise of warrants		126,240		686,006		1,728																																												1,728
Maximum credit amount																									1,500,000,000	1,500,000,000		500,000,000	500,000,000		100,000,000	10,000,000																																		1,500,000,000
Borrowing base after amendment																									350,000,000	350,000,000	385,000,000	200,000,000		100,000,000																																			550,000,000	350,000,000
Letters of credit outstanding																												$ 115,000,000		$ 66,800,000	$ 22,500,000																																				$ 55,900,000
Length of gathering system (miles)																					28																																								28
Width of gathering system (inches)																							6	16																																							6	16
Length of pipelines to be constructed (miles)																						18																																								18
Width of gathering system to be constructed (inches)																						30																																								30
Number of acres dedicated																				20,000																																								20,000
Aggregate capacity of acquired systems (Bcf)																				1,000,000,000																																								1